NATIONWIDE MUTUAL FUNDS
Nationwide Alternatives Allocation Fund
Nationwide Bond Fund
Nationwide Bond Index Fund
Nationwide Enhanced Income Fund
Nationwide Fund
Nationwide S&P 500 Index Fund
Nationwide Growth Fund
Nationwide International Index Fund
Nationwide International Value Fund
Nationwide Mid Cap Market Index Fund
Nationwide Money Market Fund
Nationwide Inflation-Protected Securities Fund
Nationwide Short Duration Bond Fund
Nationwide Small Cap Index Fund
Nationwide Small Company Growth Fund
Nationwide U.S. Small Cap Value Fund
Nationwide Government Bond Fund

Supplement dated June 24, 2013
to the Statement of Additional Information dated March 1, 2013

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

Nationwide Alternatives Allocation Fund (the “Fund”)

Effective immediately:

1.	All references and information related to Donald Mulvihill in the SAI are deleted.

2.	The following supplements the information in Appendix C to the SAI:

APPENDIX C – PORTFOLIO MANAGERS

INVESTMENTS IN EACH FUND

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund (as of May 31, 2013)
Goldman Sachs Asset Management , L.P.
Gary Chropuvka, CFA	Nationwide Alternatives Allocation Fund	None
Amna Qaiser	Nationwide Alternatives Allocation Fund	None

OTHER MANAGED ACCOUNTS

The following chart summarizes information regarding accounts for which each portfolio manager has day-to-day management responsibilities.  Accounts are grouped into the following three categories:  (1) mutual funds; (2) other pooled investment vehicles; and (3) other accounts.  To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is provided separately.

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category (as of March 31, 2013)
Goldman Sachs Asset Management , L.P.
Gary Chropuvka	Mutual Funds: 31 accounts, $9,534 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 39 accounts, $6,579 million total assets (1 account, $162 million total assets for which the advisory fee is based on performance)
Other Accounts: 1,852 accounts, $19,632 million total assets (6 accounts, $1,698 million total assets for which the advisory fee is based on performance)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE